Amount Due From/(to) Related Companies/Holding Company (Details) - Schedule of Amount Due From/(to) Related Companies/Holding Company - MYR (RM)	Jun. 30, 2023	Jun. 30, 2022
Due from related companies [Member]
Amount due from related companies
Trade	RM 29,105,000
Non-trade	38,070,000
Total amount due from related companies	67,175,000
Due to related companies [Member]
Amount due to related companies
Trade	(100,000)	(140,000)
Non-trade	(27,800,000)
Total amount due from related companies	(27,900,000)	(140,000)
Due to holding company [Member]
Amount due to holding company
Non-trade	RM 21,500,000